Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - $ / oz	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
South Africa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	25.00	25.00	32.69
Indicated	8.00	8.00	18.68
Inferred	2.80	2.80	4.67
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Indicated	8.00	5.84	5.84
Inferred		5.84	5.84